Other Receivables and Loans to Others (Details) - Schedule of Loans to Others - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans to Others [Line Items]
Total loans to others	$ 376	$ 1,011
Loan to Safee [Member]
Schedule of Loans to Others [Line Items]
Total loans to others	126	71
Loan to Metagramm [Member]
Schedule of Loans to Others [Line Items]
Total loans to others	250
Loan to A.I Conversation Systems [Member]
Schedule of Loans to Others [Line Items]
Total loans to others		$ 940